Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

June 29, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Morningstar Funds Trust

1933 Act Registration No. 333-216479

1940 Act Registration No. 811-23235

Ladies and Gentlemen:

On behalf of Morningstar Funds Trust (the “Trust”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 4, and for filing under the Investment Company Act of 1940, as amended, Amendment No. 6 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to incorporate certain updates to subadviser (with respect to the Morningstar Alternatives Fund) and investment strategy disclosures, make other non-material changes, and file an additional exhibit. The Trust intends, prior to the effective date of this Amendment, to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment, update certain information in the filing as appropriate, and file any remaining exhibits.

Please direct any questions to the undersigned at (202) 507-5154 or to Nicole Simon at (212) 812-4137.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple

Enclosures